T. ROWE PRICE Integrated Global Equity Fund
March 31, 2024 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 1.4%
Common Stocks 1.4%
Ampol  2,319 60
BlueScope Steel  3,820 60
Brambles  7,718 81
Champion Iron  16,122 78
Computershare  4,620 79
Northern Star Resources  5,705 54
Qantas Airways (1) 11,098 39
QBE Insurance Group  6,325 75
Telstra Group  28,372 71
Total Australia (Cost
$549
)
597
AUSTRIA 0.4%
Common Stocks 0.4%
Erste Group Bank  2,134 95
voestalpine  2,264 64
Total Austria (Cost
$158
)
159
BRAZIL 1.1%
Common Stocks 1.1%
CCR  22,251 61
Lojas Renner  24,855 84
Petroleo Brasileiro  18,022 138
Suzano  6,721 86
TOTVS  9,439 53
Vale  5,674 69
Total Brazil (Cost
$453
)
491
CANADA 3.2%
Common Stocks 3.2%
BRP  1,517 102
Canadian Tire Corp, Class A  626 62
Constellation Software  87 238
Constellation Software, Warrants, 3/31/40 (1)(2) 76 —
Descartes Systems Group (1) 1,360 124
Fairfax Financial Holdings  120 129
George Weston  421 57
Granite Real Estate Investment Trust (3) 1,385 79

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Loblaw  1,038 115
Parkland  2,940 94
Suncor Energy  4,100 151
TFI International  1,372 219
Toromont Industries  413 40
Total Canada (Cost
$1,066
)
1,410
CHILE 0.1%
Common Stocks 0.1%
Banco de Chile  452,138 50
Total Chile (Cost
$46
)
50
CHINA 1.7%
Common Stocks 1.4%
Alibaba Group Holding, ADR (USD)  1,594 115
China Coal Energy, Class H (HKD)  43,000 42
COSCO SHIPPING Holdings, Class H (HKD)  32,000 34
Lenovo Group (HKD)  74,000 86
PDD Holdings, ADR (USD) (1) 961 112
Sunny Optical Technology Group (HKD)  3,100 16
Tencent Holdings (HKD)  3,700 144
Vipshop Holdings, ADR (USD)  4,271 70
619
Common Stocks - China A Shares 0.3%
Focus Media Information Technology, A Shares (CNH)  52,700 48
Shanxi Lu'an Environmental Energy Development, A Shares
(CNH)  11,500 32
Yifeng Pharmacy Chain, A Shares (CNH)  8,680 47
127
Total China (Cost
$769
)
746
COLOMBIA 0.1%
Common Stocks 0.1%
Bancolombia, ADR (USD)  1,842 63
Total Colombia (Cost
$59
)
63
DENMARK 1.1%
Common Stocks 1.1%
Genmab (1) 388 116

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Novo Nordisk, Class B  2,730 350
Total Denmark (Cost
$307
)
466
EGYPT 0.1%
Common Stocks 0.1%
Commercial International Bank - Egypt  38,366 62
Total Egypt (Cost
$66
)
62
FRANCE 3.4%
Common Stocks 3.4%
ArcelorMittal  2,354 65
AXA  4,068 153
Capgemini  492 113
Dassault Aviation  386 85
Edenred  1,887 101
EssilorLuxottica  371 84
Eurazeo  927 81
Eurofins Scientific  1,486 95
Legrand  871 92
SEB  991 127
Thales  498 85
TotalEnergies  2,870 197
Verallia  2,277 88
Vinci  843 108
Total France (Cost
$1,245
)
1,474
GERMANY 1.6%
Common Stocks 1.6%
Allianz  511 153
Deutsche Post  3,597 155
Deutsche Telekom  4,892 119
Scout24  1,088 82
Siemens  926 177
Total Germany (Cost
$618
)
686
GREECE 0.2%
Common Stocks 0.2%
Eurobank Ergasias Services & Holdings (1) 47,953 92
Total Greece (Cost
$50
)
92

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
HONG KONG 0.4%
Common Stocks 0.4%
HKT Trust & HKT  54,000 63
Techtronic Industries  7,000 95
Total Hong Kong (Cost
$144
)
158
HUNGARY 0.2%
Common Stocks 0.2%
OTP Bank  1,760 81
Total Hungary (Cost
$75
)
81
INDIA 1.1%
Common Stocks 1.1%
NTPC  27,452 111
Power Grid Corp. of India  40,699 135
Shriram Finance  2,997 85
Tata Motors  9,402 113
Vedanta  7,372 24
Total India (Cost
$334
)
468
INDONESIA 0.7%
Common Stocks 0.7%
Bank Central Asia  126,200 80
Bank Mandiri Persero  201,700 92
Sumber Alfaria Trijaya  278,700 51
Telkom Indonesia Persero  372,500 82
Total Indonesia (Cost
$295
)
305
ITALY 1.3%
Common Stocks 1.3%
Enel  15,963 105
Intesa Sanpaolo  37,467 136
Stellantis  5,743 163
UniCredit  4,334 165
Total Italy (Cost
$391
)
569

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
JAPAN 5.1%
Common Stocks 5.1%
AGC  2,500 91
Asahi Group Holdings  2,600 96
Fast Retailing  800 249
Hikari Tsushin  1,000 187
Inpex  6,000 93
LY  25,300 65
MatsukiyoCocokara  4,300 69
Mitsui  2,700 127
Mitsui Fudosan  12,300 134
Mizuho Financial Group  3,300 66
Nippon Steel (3) 4,000 97
ORIX  4,300 94
Panasonic Holdings  10,300 98
Seven & i Holdings  4,000 58
Sompo Holdings  6,300 133
SUMCO  5,200 83
Sumitomo  3,800 92
Sumitomo Mitsui Financial Group  1,100 65
Suntory Beverage & Food  2,000 66
Takeda Pharmaceutical  4,000 110
Tokyo Electron  600 157
Total Japan (Cost
$1,907
)
2,230
MALAYSIA 0.2%
Common Stocks 0.2%
CIMB Group Holdings  62,100 87
Total Malaysia (Cost
$82
)
87
MEXICO 0.7%
Common Stocks 0.7%
Grupo Financiero Banorte, Class O  7,624 81
Grupo Mexico, Series B  19,195 114
Orbia Advance  18,845 39
Wal-Mart de Mexico  17,094 69
Total Mexico (Cost
$268
)
303

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
NETHERLANDS 2.5%
Common Stocks 2.5%
Adyen (1) 54 91
ASML Holding (USD)  301 292
BE Semiconductor Industries  1,421 218
IMCD  701 123
Koninklijke Ahold Delhaize  2,494 75
Koninklijke KPN  16,963 63
NN Group  2,589 120
Universal Music Group  3,998 120
Total Netherlands (Cost
$834
)
1,102
NORWAY 0.3%
Common Stocks 0.3%
Equinor  4,576 123
Total Norway (Cost
$114
)
123
PHILIPPINES 0.6%
Common Stocks 0.6%
BDO Unibank  40,072 110
Jollibee Foods  12,930 58
SM Investments  4,740 82
Total Philippines (Cost
$210
)
250
PORTUGAL 0.4%
Common Stocks 0.4%
Galp Energia  7,732 128
Jeronimo Martins  2,874 57
Total Portugal (Cost
$160
)
185
QATAR 0.2%
Common Stocks 0.2%
Qatar National Bank  20,181 79
Total Qatar (Cost
$84
)
79

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
SINGAPORE 0.5%
Common Stocks 0.5%
DBS Group Holdings  4,700 126
United Overseas Bank  3,500 76
Total Singapore (Cost
$187
)
202
SOUTH AFRICA 0.3%
Common Stocks 0.3%
Exxaro Resources  2,470 22
Kumba Iron Ore  1,524 37
MTN Group  5,233 26
Woolworths Holdings  22,601 71
Total South Africa (Cost
$201
)
156
SOUTH KOREA 1.2%
Common Stocks 1.2%
Kia  1,177 96
KT  2,132 60
LG Innotek  261 38
Samsung Electronics  3,906 239
Samsung Fire & Marine Insurance  453 103
Total South Korea (Cost
$473
)
536
SPAIN 0.3%
Common Stocks 0.3%
Amadeus IT Group  1,987 128
Total Spain (Cost
$138
)
128
SWEDEN 0.5%
Common Stocks 0.5%
Assa Abloy, Class B  2,172 62
Hexagon, Class B  11,818 140
Total Sweden (Cost
$191
)
202

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
SWITZERLAND 0.2%
Common Stocks 0.2%
Sonova Holding  344 100
Total Switzerland (Cost
$108
)
100
TAIWAN 1.7%
Common Stocks 1.7%
Chailease Holding  20,763 111
Evergreen Marine Corp. Taiwan  16,200 87
MediaTek  3,000 112
Taiwan Semiconductor Manufacturing  17,000 414
Total Taiwan (Cost
$451
)
724
THAILAND 0.2%
Common Stocks 0.2%
Bangkok Dusit Medical Services, Class F  52,900 41
Bumrungrad Hospital  11,300 70
Total Thailand (Cost
$111
)
111
TÜRKIYE 0.2%
Common Stocks 0.2%
BIM Birlesik Magazalar  6,301 70
Total Türkiye (Cost
$42
)
70
UNITED ARAB EMIRATES 0.1%
Common Stocks 0.1%
First Abu Dhabi Bank  17,698 64
Total United Arab Emirates (Cost
$64
)
64
UNITED KINGDOM 3.8%
Common Stocks 3.8%
3i Group  2,752 98
Auto Trader Group  13,787 122
Barclays  54,174 125
Bunzl  2,909 112
CRH  1,308 113

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
HSBC Holdings  21,902 171
Imperial Brands  4,381 98
Informa  9,402 99
Next  1,166 136
Rolls-Royce Holdings (1) 19,678 106
Segro  10,319 118
Taylor Wimpey  59,851 103
Tesco  17,165 64
Unilever  2,560 128
Wise, Class A (1) 7,515 88
Total United Kingdom (Cost
$1,414
)
1,681
UNITED STATES 62.0%
Common Stocks 62.0%
3M  875 93
AbbVie (3) 1,882 343
Accenture, Class A  758 263
Adobe (1) 598 302
Agilent Technologies (3) 1,050 153
Alphabet, Class A (1) 6,334 956
Amazon.com (1) 3,922 707
American Express  1,005 229
American International Group  1,378 108
Ameriprise Financial  279 122
AMETEK  442 81
Apple  7,696 1,320
Applied Materials  1,177 243
Arch Capital Group (1) 1,299 120
Autodesk (1) 585 152
AutoZone (1) 77 243
AvalonBay Communities, REIT  251 47
Baker Hughes  5,781 194
Bank of New York Mellon  2,756 159
Bath & Body Works  2,483 124
Baxter International  2,408 103
Becton Dickinson & Company  503 124
Broadcom  77 102
Broadridge Financial Solutions  734 150
Cadence Design Systems (1) 801 249
Cardinal Health  1,189 133
Carrier Global  1,960 114
Cencora  627 152
Centene (1) 853 67
CF Industries Holdings (3) 1,026 85

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Charles Schwab  2,186 158
Chubb  527 137
Cigna Group  603 219
Citigroup  3,609 228
Coca-Cola  3,577 219
Cognizant Technology Solutions, Class A  1,349 99
Colgate-Palmolive  2,311 208
Constellation Energy  1,083 200
Corebridge Financial (3) 5,283 152
Corpay (1) 734 226
CSX  6,211 230
Cummins  479 141
DocuSign (1) 1,770 105
Dominion Energy (3) 1,500 74
Elevance Health  297 154
Eli Lilly  633 492
Equitable Holdings  5,176 197
Equity Residential, REIT  1,500 95
Fair Isaac (1) 89 111
FedEx  443 128
Ferguson (GBP)  289 63
Fiserv (1) 1,286 206
Fortinet (1) 3,343 228
Gaming & Leisure Properties, REIT  2,487 115
Gen Digital (3) 4,050 91
General Dynamics (3) 653 184
General Electric  1,574 276
Global Payments  1,197 160
GoDaddy, Class A (1) 1,463 174
Halliburton  3,703 146
Hartford Financial Services Group  1,975 204
HCA Healthcare  549 183
Hilton Worldwide Holdings  677 144
Hologic (1) 1,912 149
Home Depot  838 321
Honeywell International  768 158
Huntington Ingalls Industries  362 105
International Paper  1,345 52
Iron Mountain, REIT  1,237 99
JPMorgan Chase  659 132
Keurig Dr Pepper  2,801 86
Kimberly-Clark  897 116
KLA  318 222
Kraft Heinz  3,995 147
L3Harris Technologies  706 150
Lam Research  182 177

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Leidos Holdings  937 123
Lowe's  678 173
LPL Financial Holdings  298 79
Marathon Petroleum  1,292 260
Marsh & McLennan  584 120
Mastercard, Class A  758 365
McKesson  284 152
Medtronic  2,021 176
Merck  2,202 291
Meta Platforms, Class A  820 398
MetLife  651 48
Microsoft  4,418 1,859
Molina Healthcare (1) 206 85
Mondelez International, Class A  1,899 133
News, Class A  4,787 125
Norfolk Southern  360 92
Nucor  449 89
NVIDIA  1,162 1,050
O'Reilly Automotive (1) 145 164
Otis Worldwide  1,596 158
Packaging Corp. of America  493 94
Parker-Hannifin  398 221
PepsiCo  910 159
PG&E  5,780 97
Philip Morris International  2,362 216
Procter & Gamble  2,095 340
PTC (1) 815 154
Public Storage, REIT  251 73
QUALCOMM  1,475 250
Reliance  397 133
ResMed (3) 418 83
Roper Technologies  259 145
Ross Stores  720 106
RPM International  1,342 160
Salesforce  975 294
Skyworks Solutions  787 85
SS&C Technologies Holdings  1,838 118
Stanley Black & Decker  846 83
Stryker  510 183
Synopsys (1) 506 289
T-Mobile U.S. (3) 699 114
Targa Resources  1,489 167
Teleflex  582 132
Tesla (1) 360 63
Textron  2,352 226
Thermo Fisher Scientific  392 228

T. ROWE PRICE Integrated Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Travelers  595 137
UnitedHealth Group  212 105
Valero Energy  768 131
Ventas, REIT  726 32
Viatris  9,474 113
Visa, Class A  1,358 379
Vistra  2,427 169
Walmart  4,077 245
Wells Fargo  5,491 318
Westrock  3,348 166
Weyerhaeuser, REIT  2,356 85
Zimmer Biomet Holdings  747 99
Zoetis  635 107
Total United States (Cost
$18,412
)
27,138
SHORT-TERM INVESTMENTS 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 5.39% (4)(5) 480,825 481
Total Short-Term Investments (Cost $481) 481
SECURITIES LENDING COLLATERAL 2.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.5%
Money Market Funds 2.5%
T. Rowe Price Government Reserve Fund, 5.39% (4)(5) 1,088,627 1,089
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 1,089
Total Securities Lending Collateral (Cost $1,089) 1,089
Total Investments in Securities 102.7%
(Cost $33,646) $ 44,918
Other Assets Less Liabilities (2.7)% (1,177)
Net Assets 100.0% $ 43,741
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) All or a portion of this security is on loan at March 31, 2024.

T. ROWE PRICE Integrated Global Equity Fund

.
.
.
.
.
.
.
.
.
.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
GBP British Pound
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Integrated Global Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ 5++
Totals $ —# $ — $ 5+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 1,345  ¤  ¤ $ 1,570
Total $ 1,570^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $5 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,570.

T. ROWE PRICE Integrated Global Equity Fund
Unaudited
Notes to Portfolio of Investments
15
T. Rowe Price Integrated Global Equity Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Integrated Global Equity Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Integrated Global Equity Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 27,727 $ 15,621 $ — $ 43,348
Short-Term Investments 481 — — 481
Securities Lending Collateral 1,089 — — 1,089
Total $ 29,297 $ 15,621 $ — $ 44,918

T. ROWE PRICE Integrated Global Equity Fund

reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F203-054Q1 03/24